Intangible Assets Other Than Goodwill (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,394	$ 1,394	$ 2,780	$ 2,780